Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Loss for the year	$ (7,312,260)	$ (51,788,880)	$ (4,526,905)
Adjustments to reconcile loss for the year to net cash flows
Income tax benefit	(1,046,985)	(234,542)
Amortization of intangible assets	713,374	94,517
Depreciation of fixed assets	177,155	27,505	1,699
Depreciation of right-of-use assets	123,632
Employee share-based payment	2,047,090	1,095,114	838,576
Change in fair value of Simply Agreement for Future Equity (“SAFE”)		313,346	860,000
Share based payment cost of listing shares (non-cash item)		42,705,061
Financial income/(expenses)	(983,959)	(1,452,876)	14,472
Changes in working capital
Accounts receivable	(94,474)	(44,126)
Other receivables	367,560	(276,292)
Prepayments	(291,846)	(339,046)	(1,703)
Inventories	(5,793,226)	66,484
Accounts payable	2,502,486	1,485,151	926,711
Other liabilities	263,185	837,231	1,171
Net cash used in operating activities	(9,328,268)	(7,511,353)	(1,885,979)
Cash flows from investing activities
Acquisition of fixed assets	(158,283)	(14,824)
Cash paid for acquisition of ValoraSoy net of the cash acquired		(1,930,883)
Acquisition of intangible assets		(164,362)
Short term investment subscriptions	(144,514)	(2,572,783)
Short-term investments withdrawals	437,662	2,346,032
Net cash generated from/(used in) investing activities	134,865	(2,336,820)
Cash flows from financing activities
Proceeds from issuance of share capital to UGVL and Theo (Backstop)		8,011,040
Proceeds from issuance of share capital to SPAC public holders (Trust)		1,988,975
Proceeds from issuance of convertible notes	10,940,000
Proceeds from financial debts	2,591,780	2,171,830
Payment of loans	(2,512,486)	(876,769)
Payments of interest	(570,224)	(24,098)
Proceeds from the SAFE			2,000,000
Proceeds from issue of shares	2,172,400	10,683
Payments of lease liabilities	(105,120)
Deferred payment for acquisition of ValoraSoy	(500,000)
Settlement with shareholders (addition of treasury shares) (see note 15)	(305,000)
Net cash generated from financing activities	11,711,350	11,281,661	2,000,000
Net increase in cash and cash equivalents	2,517,947	1,433,488	114,021
Cash and cash equivalents at beginning of the year	2,527,673	1,081,808	980,527
Effect of exchange rate changes and inflation on cash and equivalents	344,308	12,377	(12,740)
Cash and cash equivalents at end of the year	5,389,928	2,527,673	$ 1,081,808
Non-cash financing activities
Issue of share capital and Share premium of New Shareholders through other non-current receivables		8,120,000
Relief of SAFE financial liabilities through the issue of Share Capital and Share Premium		3,173,346
Capitalization of transaction expenses through Accounts payables		1,057,833
Net liabilities acquired through issuance of share capital		3,991,935
Acquisition of Business Combination trough deferred payment		488,430
Acquisition of Business Combination trough deferred payment in kind		$ 217,916
Increase in Right-of-use asset recognition through an increase in Lease liabilities	(521,107)
Increase in Intangible asset recognition through Accounts payables	$ (1,000,000)